Note 10 - Income Tax Expenses - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
April 1, 2016	$ (2,544)	$ 1,464
March 31, 2017	(2,053)	(2,544)	$ 1,464
Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
April 1, 2016	(26)	(3,776)
Credit/(charged) to comprehensive income	25	3,750	(3,776)
March 31, 2017	(1)	(26)	(3,776)
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	2,570	2,312
Credit/(charged) to comprehensive income	(516)	258	739
Acquisition			1,573
March 31, 2017	2,054	2,570	2,312
Unused tax losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	1,585	2,312
Credit/(charged) to comprehensive income	(580)	(727)	739
Acquisition			1,573
March 31, 2017	1,005	1,585	2,312
Allowance for credit losses [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
April 1, 2016	(8)	(13)
Credit/(charged) to comprehensive income	7	5	(13)
March 31, 2017	(1)	(8)	(13)
Other temporary differences [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
April 1, 2016	(18)	(3,763)
Credit/(charged) to comprehensive income	18	3,745	(3,763)
March 31, 2017		(18)	(3,763)
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	985
Credit/(charged) to comprehensive income	64	985
Acquisition
March 31, 2017	$ 1,049	$ 985